Partners' Capital (Ferrellgas Paid Cash Distributions) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Limited Partners' Capital Account [Line Items]
Distributions	$ 106,414	$ 52,493	$ 50,132	$ 42,200	$ 158,907	$ 92,332
General Partner [Member]
Limited Partners' Capital Account [Line Items]
Distributions	1,075	530	506	426	1,605	932	$ 1,864	$ 1,803	$ 1,790
Ferrellgas Partners [Member]
Limited Partners' Capital Account [Line Items]
Distributions	$ 105,339	$ 51,963	$ 49,626	$ 41,774	$ 157,302	$ 91,400	$ 182,803	$ 176,623	$ 175,380